Intrinsic Value of Outstanding Stock Options and Exercisable Stock Options (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 28, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding stock options	$ 126	$ 169
Exercisable stock options	$ 121	$ 168